Share Capital	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Share Capital [Text Block]

13. Share Capital

Authorized share capital

The Company is authorized to issue an unlimited number of Subordinate Voting, Multiple Voting and Proportionate Voting Shares. Subject to certain restriction set out in the Company's articles, each SVS is entitled to one vote per share, each MVS is convertible, at the option of the holder, into 100 SVS and entitles the holder to 100 votes per share and each PVS is convertible into 1 SVS and entitles the holder to 1,000 votes per share. Each PVS will automatically convert to one SVS upon the holders equity interest in Origination reducing to less than 75% of the interest held on the date of the closing of the BCA.

Issued

		Origination Member Units	SVS	MVS	PVS	Amount
Balance at December 31, 2020 and 2019	Note	17,083,501	-	-	-	$37,097,376
Issuance of member units for cash	13	819,215	-	-	-	8,044,700
Issuance of member units exchanged for promissory notes	13	353,870	-	-	-	3,475,000
Issuance of member units for exploration and evaluation assets	13	356,415	-	-	-	3,499,995
Issuance of member units to contractors	13	923,954	-	-	-	9,073,228
Redemption of member units	12	(3,992,629)	-	-	-	(8,680,786)
Issuance of member units exchanged for promissory notes	13	234,216	-	-	-	2,300,000
Origination Unit split 1:3	2	31,557,084	-	-	-	-
Allocation of opening non-controlling interest	14	(16,168,422)	-	-	-	(18,721,276)
Shares issued for cash, net of issuance costs of $247,218	2	-	161,976.000	17,057.000	-	5,499,832
Exchange of units for SVS and MVS	2	(31,167,204)	1,427,421.000	297,397.830	-	-
Proportiante Voting Shares issued for cash	2	-	-	-	15,947.292	128,213
Shares issued on reverse takeover	2	-	534,384.000	-	-	1,697,865
MVS converted to SVS		-	30,411,950.000	(304,119.500)
Balance at December 31, 2021		-	32,535,731.000	10,335.330	15,947.292	$43,414,147

During the year ended December 31, 2020, there were no issuances of Origination Member Units.

During the year ended December 31, 2021, the Company issued 819,215 Origination Member Units for aggregate cash of $8,044,700 ($9.82/unit). In addition, the Company issued 353,870 Origination Member Units in exchange for the retirement of $3,475,000 in promissory notes ($9.82/Unit).

The Company entered into an agreement, with a third party, to acquire 16,201 net acres in the Eagle Ford formation, located in the Austin, Fayette, Lee and Washington counties of Texas. In exchange for the acreage, the Company issued 203,666 Origination Member Units valued at $2,000,000 ($9.82/Unit).

In addition, the Company issued 152,749 Origination Member Units, valued at $1,499,995 ($9.82/Unit) in exchange for approximately 630 net mineral acreage in Washington county, Texas.

In May of 2021, the Company issued 923,954 Origination Member Units to officers and consultants of the Company for services at an estimated value of $9.82 per Origination Member Unit for total consideration of $9,073,228 in connection with the listing application.

On July 2, 2021, the Company exercised its option to convert all the existing convertible promissory notes ($2,300,000) into 234,216 units ($9.82/unit) of the Company effective as of July 7, 2021.

During the year ended December 31, 2021, 304,119.500 MVS shares were converted into 30,4011,950 SVS.

Loss per share:

	Year ended December 31, 2021			Year ended December 31, 2020
	Net Loss	Shares	Loss per Share	Net Loss	Shares	Loss per Share
Income/(loss) - basic	$(29,671,345)	42,596,264	$(0.70)	$(7,530,178)	17,083,501	$(0.44)
Diliutive effect of outstanding awards	-	-	-	-	-	-
Loss - diluted	$(29,671,345)	42,596,264	$(0.70)	$(7,530,178)	17,083,501	$(0.44)

The Company had share purchase options ("Options"), restricted share units ("RSUs") and deferred share units ("DSUs") outstanding for the year ended December 31, 2021 (2020 - none outstanding) (Note 14). The effect of the conversion or exercise of convertible promissory notes and NCI interest in would be anti-dilutive (15,470 dilutive shares) and therefore have not been included in the calculation of diluted loss per share. The Company used an average market price of $3.32 per share to calculate the dilutive effect of stock options, RSUs and DSUs outstanding.

Weighted average shares are based on an as converted basis for MVS and PVS into SVS as all classes of shares are ordinary shares for purposes of these calculations. Ordinary shares outstanding have also been adjusted to reflect the reverse takeover and three for one equity split (Note 2).